Vessels and other fixed assets, net (Details) $ / shares in Units, $ in Thousands		6 Months Ended
	Jan. 14, 2019 USD ($) $ / shares shares	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jan. 07, 2019 $ / shares
Property, Plant and Equipment [Line Items]
Capital leased assets, Number of vessels		27
Number of vessels owned		108
Cash portion of the consideration		$ 157,794	$ 115,896
Gain / (loss) on sale of vessels		(700)	0
Impairment loss		$ 3,411	$ 0
First-priority mortgage
Property, Plant and Equipment [Line Items]
Number of vessels owned		81
Amount of vessels pledged as collateral		$ 2,041,280
Collateral, Bareboat vessels
Property, Plant and Equipment [Line Items]
Capital leased assets, Number of vessels		26
Capital leased assets, gross amount		$ 732,153
ABN $115,000 Facility
Property, Plant and Equipment [Line Items]
Number of vessels financed		7
Star Eleni (ex HN 1342)
Property, Plant and Equipment [Line Items]
Delivery date		January 03, 2018
Star Magnanimus (ex HN 1361)
Property, Plant and Equipment [Line Items]
Delivery date		March 26, 2018
Star Leo (ex HN 1343)
Property, Plant and Equipment [Line Items]
Delivery date		May 14, 2018
Star Janni
Property, Plant and Equipment [Line Items]
Delivery date		January 07, 2019
Star Janni | Step 1 Vessels
Property, Plant and Equipment [Line Items]
Shares Issued, Price Per Share | $ / shares				$ 10.41
Star Marianne
Property, Plant and Equipment [Line Items]
Delivery date		January 14, 2019
Star Marianne | Step 1 Vessels
Property, Plant and Equipment [Line Items]
Shares Issued, Price Per Share | $ / shares	$ 9.66
Star Marianne and Star Janni | Step 1 Vessels
Property, Plant and Equipment [Line Items]
Number of shares issued as part of the consideration | shares	999,336
Cash portion of the consideration	$ 31,772
Total acquisition cost	$ 41,837
Katie K (ex-HN 1388)
Property, Plant and Equipment [Line Items]
Delivery date		April 16, 2019
Debbie H (ex-HN 1389)
Property, Plant and Equipment [Line Items]
Delivery date		May 28, 2019
Star Delta
Property, Plant and Equipment [Line Items]
Disposal date		Jan. 08, 2019
Star Aurora
Property, Plant and Equipment [Line Items]
Disposal date		Mar. 06, 2019
Star Kappa
Property, Plant and Equipment [Line Items]
Disposal date		Mar. 08, 2019
Star Delta, Star Aurora and Star Kappa
Property, Plant and Equipment [Line Items]
Gain / (loss) on sale of vessels		$ (700)
Star Anna
Property, Plant and Equipment [Line Items]
Disposal date		Sep. 23, 2019
Star Gamma
Property, Plant and Equipment [Line Items]
Disposal date		Sep. 05, 2019
Star Anna and Star Gamma
Property, Plant and Equipment [Line Items]
Impairment loss		$ 3,411